Financial instruments by category - Summary of Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 856,797	$ 540,473	$ 279,735
Other assets	259,350	188,041
Derivative financial assets	52	9,538
Deferred consideration	60,000	0
Accounts payable and accrued liabilities	(366,690)	(254,030)
Debt	(915,425)	(636,059)
Total liabilities	(61,330)	(19,122)
Carrying amount | Level 1
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	856,797	540,473
Term deposits	0	1,136
Restricted cash	2,177	2,085
Other receivables and deposits	22,626	21,670
Other assets	0	170
Marketable securities	166,723	100,794
Investments in debt securities	5,445	8,004
Settlement receivable	0	0
Derivative financial assets	0	0
Deferred consideration	0	0
Accounts payable and accrued liabilities	(240,912)	(202,933)
Deferred units liability	(5,778)	(5,254)
Net financial assets (liabilities)	807,078	466,145
Carrying amount | Level 1 | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Total liabilities	0	0
Carrying amount | Level 1 | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Total liabilities	0	0
Carrying amount | Level 1 | Gold collars
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Carrying amount | Level 1 | Gold commodity swaps
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Carrying amount | Level 1 | Copper commodity swaps
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Carrying amount | Level 1 | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Total liabilities	0	0
Carrying amount | Level 1 | Foreign currency forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Total liabilities	0	0
Warrants	0	0
Carrying amount | Level 2
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Term deposits	0	0
Restricted cash	0	0
Other receivables and deposits	0	0
Other assets	0	0
Marketable securities	0	0
Investments in debt securities	0	0
Settlement receivable	57,832	49,387
Derivative financial assets	7,575	5,635
Deferred consideration	60,000	0
Accounts payable and accrued liabilities	0	0
Deferred units liability	0	0
Net financial assets (liabilities)	(858,871)	(596,256)
Carrying amount | Level 2 | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	(498,578)	(498,326)
Carrying amount | Level 2 | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	(293,550)	(100,890)
Carrying amount | Level 2 | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	(119,935)	(39,209)
Carrying amount | Level 2 | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	(10,937)	(3,269)
Carrying amount | Level 2 | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	1,338
Total liabilities	(194)	0
Carrying amount | Level 2 | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	1,513
Total liabilities	(2,353)	(35)
Carrying amount | Level 2 | Gold collars
Disclosure of fair value measurement of assets [line items]
Total liabilities	(20,465)	(3,026)
Carrying amount | Level 2 | Gold commodity swaps
Disclosure of fair value measurement of assets [line items]
Total liabilities	(18,149)	(2,966)
Carrying amount | Level 2 | Copper commodity swaps
Disclosure of fair value measurement of assets [line items]
Total liabilities	(3,165)	(1,032)
Carrying amount | Level 2 | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	458
Total liabilities	(12,167)	(12,063)
Carrying amount | Level 2 | Foreign currency forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	6,229
Total liabilities	(4,837)	0
Warrants	52	0
At fair value
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	856,797	540,473
Term deposits	0	1,136
Restricted cash	2,177	2,085
Other receivables and deposits	22,626	21,670
Other assets	0	170
Marketable securities	166,723	100,794
Investments in debt securities	5,445	8,004
Settlement receivable	57,832	49,387
Derivative financial assets	7,575	5,635
Deferred consideration	60,000	0
Accounts payable and accrued liabilities	(240,912)	(202,933)
Deferred units liability	(5,778)	(5,254)
Net financial assets (liabilities)	(44,565)	(103,385)
At fair value | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	(491,350)	(471,600)
At fair value | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	(293,550)	(100,890)
At fair value | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	(119,935)	(39,209)
At fair value | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	(10,937)	(3,269)
At fair value | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	1,338
Total liabilities	(194)	0
At fair value | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	1,513
Total liabilities	(2,353)	(35)
At fair value | Gold collars
Disclosure of fair value measurement of assets [line items]
Total liabilities	(20,465)	(3,026)
At fair value | Gold commodity swaps
Disclosure of fair value measurement of assets [line items]
Total liabilities	(18,149)	(2,966)
At fair value | Copper commodity swaps
Disclosure of fair value measurement of assets [line items]
Total liabilities	(3,165)	(1,032)
At fair value | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	458
Total liabilities	(12,167)	(12,063)
At fair value | Foreign currency forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	6,229
Total liabilities	(4,837)	0
Warrants	$ 52	$ 0